Intangible assets, net - Group Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible assets, net
Total intangible assets	¥ 283,465		¥ 90,741
Less: accumulated amortization	(68,947)		(36,568)
Less: accumulated impairment	(1,377)		(1,377)
Intangible assets, net	213,141		52,796		$ 30,479
Amortization expense	29,419	$ 4,207	12,510	¥ 8,892
Impairment losses on intangible assets	0		0	¥ 0
License of copyright
Intangible assets, net
Total intangible assets	3,421		3,421
Purchased software
Intangible assets, net
Total intangible assets	36,219		26,793
Trademark
Intangible assets, net
Total intangible assets	832		567
Brands
Intangible assets, net
Total intangible assets	96,472		30,916
Channel relations
Intangible assets, net
Total intangible assets	¥ 146,521		¥ 29,044